Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Expenses by Nature and Function
The table below provides the required additional information about expenses by nature and function as of the indicated dates:

	12.31.20	12.31.19	12.31.18
Fees and Remunerations for Services	2,722,767	3,980,217	2,547,784
Directors’ and Syndics’ Fees	472,614	222,405	364,805
Advertising and Publicity	1,742,441	2,959,534	2,676,622
Taxes	7,362,438	7,051,537	7,056,470
Maintenance and Repairs of Assets and Systems	5,295,507	4,911,367	2,964,636
Electricity and Communications	2,371,181	2,484,059	2,013,488
Representation and Travel Expenses	58,367	172,242	214,300
Stationery and Office Supplies	419,380	513,980	441,083
Rentals	308,848	135,793	1,730,626
Administrative Services under Contract	4,230,573	3,369,599	2,709,994
Security	1,162,314	1,332,404	1,169,699
Insurance	251,297	179,940	951,802
Armored Transportation Services	1,559,087	2,803,034	2,367,736
Others	3,414,808	2,989,088	6,465,260

Total	31,371,622	33,105,199	33,674,305